Other operating expenses - MSA Liability (Details) £ in Millions, $ in Millions	12 Months Ended						36 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)
Other Operating Expenses [Line Items]
Opening MSA and SSA liability		£ 1,520
Closing MSA and SSA liability		1,338		£ 1,520				£ 1,338
Master settlement agreement and state settlement agreements | R J Reynolds Tobacco Company
Other Operating Expenses [Line Items]
Opening MSA and SSA liability	$ 1,904	1,520	$ 2,279	1,788	$ 2,637	£ 2,193	$ 2,637	2,193
Settlement expense	2,037	1,543	2,160	1,689	2,516	2,023
Cash paid	(2,140)	(1,622)	(2,535)	(1,983)	(2,874)	(2,311)
Difference on exchange	0	(103)	0	26	0	(117)
Closing MSA and SSA liability	$ 1,801	£ 1,338	$ 1,904	£ 1,520	$ 2,279	£ 1,788	$ 1,801	£ 1,338